Notes to the statement of financial position - Equity, subscribed capital (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Subscribed capital	€ 59,635	€ 59,635
Authorised unissued capital	€ 29,818
Number of shares authorised unissued (in shares)	29,817,500
Period authorised to issues shares	5 years
Subscribed capital
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	59,320,214
Treasury Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	314,912